Note 15. Employee Related Liabilities (Level 3 Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 168.6	$ 177.1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	60.4	50.4	53.7
Purchase [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	14.9	0.2
Sale of investment [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	(6.2)	(4.6)
Investment Income [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 1.3	$ 1.1